WARRANTS (Tables)	12 Months Ended
Dec. 31, 2013
WARRANTS [Abstract]
Warrants Issued

The following table sets forth information regarding the warrants issued during 2012:

		No. of
		underlying	Price per	Fair value	Exercisable	Total
	Issue date	shares	share	per warrant	period	fair value

Tranch 1	May 11, 2012	120,000,000	$0.1485	$0.0372	One year from May 11, 2012	$4,470,000

Tranch 2	May 11, 2012	40,000,000	0.1485	0.0681	Three years fromcommercial launch	2,723,000

Tranch 3	May 11, 2012	40,000,000	0.1485	0.0837	Three years from commercial launch	3,346,000

Tranch 4	August 2, 2012	40,000,000	0.1985	0.0537	One year fromcommercial launch	2,148,000

Tranch 5	August 28, 2012	40,000,000	$0.1750	$0.0550	One year from commercial launch	2,202,000
Total		280,000,000				$14,889,000

Fair Value of Warrants, Assumptions Used

The fair value of the warrants issued during 2012 was determined by the Company using Binomial Option Pricing Model with the following assumptions:

	Tranch 1	Tranch 2	Tranch 3	Tranch 4	Tranch 5

Risk-fee rate of return	0.952%	1.674%	1.916%	1.185%	1.186%
Expected remaining contractual lives of the warrants	1 year	4 years	5 years	1.8 years	2.1 years
Volatility	63.2%	58.5%	66.6%	56.6%	54.5%
Expected dividend yield	-	-	-	-	-